Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Total revenue	$ 30,316	$ 22,026	$ 114,243	$ 57,214	$ 34,159
Cost of revenue	8,303	6,215	33,941	19,698	16,374
Gross profit	22,013	15,811	80,302	37,516	17,785
Operating expenses:
Research and development	8,769	3,808	22,142	11,837	7,364
Sales and marketing	11,112	7,929	38,133	21,378	10,384
General and administrative	7,827	4,438	21,615	10,477	4,931
Total operating expenses	27,708	16,175	81,890	43,692	22,679
Gain on sale of InPlay					1,950
Loss from operations	(5,695)	(364)	(1,588)	(6,176)	(2,944)
Other (expense) income, net:
Loss on extinguishment of convertible notes			(538)
Interest expense, net	(28)	(41)	(216)	(169)	(232)
Change in fair value of convertible preferred stock warrant liability		(281)	168	(388)	(154)
Foreign exchange loss	(1,307)	(36)	(1,987)	(618)	(141)
Other expense, net	(1,335)	(358)	(2,573)	(1,175)	(527)
Net loss before income taxes	(7,030)	(722)	(4,161)	(7,351)	(3,471)
Provision for income taxes	(114)	(45)	(283)	(60)	(94)
Net loss	(7,144)	(767)	(4,444)	(7,411)	(3,565)
Basic and diluted net loss per share attributable to common stockholders	$ (0.24)	$ (0.11)	$ (0.22)	$ (1.12)	$ (0.55)
Basic and diluted weighted-average shares used to compute net loss per share attributable to common stockholders	30,026,197	6,750,834	19,928,003	6,612,621	6,433,819
Platform Direct
Revenue:
Total revenue	14,304	9,248	49,231	19,331	5,433
Platform Services
Revenue:
Total revenue	$ 16,012	$ 12,778	$ 65,012	$ 37,883	$ 28,726